STOCKHOLDERS' EQUITY AND STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2012
Reconciliation of Changes in Class L Common Stock

The following table reflects the changes in Class L common stock for the years ended December 31, 2010, 2011, and 2012 (in thousands, except share data):

	Shares Issued	Shares Outstanding	Amount
Class L common stock, balance at December 31, 2009	1,316,146	1,315,003	$633,452
Issuance of Class L common stock	2,296	2,296	208
Repurchase of Class L common stock	-	(246)	(89)
Accretion of Class L preferred return	-	-	65,962

Class L common stock, balance at December 31, 2010	1,318,442	1,317,053	699,533
Issuance of Class L common stock	528	528	47
Accretion of Class L preferred return	-	-	72,842

Class L common stock, balance at December 31, 2011	1,318,970	1,317,581	772,422
Issuance of Class L common stock	18,610	18,610	1,675
Repurchase of Class L common stock	-	(9,076)	(4,643)
Retirement of treasury stock	(10,465)	-	-
Accretion of Class L preferred return	-	-	84,647

Class L common stock, balance at December 31, 2012	1,327,115	1,327,115	$854,101

Black-Scholes Option Pricing Model

The fair value of each stock option of Class A and Class L shares granted was estimated on the date of grant using the Black-Scholes option pricing model using the following weighted average assumptions:

	Years ended December 31,
	2010	2011	2012
	Class A Shares	Class A Shares	Class L Shares	Class A Shares
Expected dividend yield	0.0%	0.0%	0.0%	0.0%
Expected stock price volatility	82.0%	82.0%	79.2%	79.2%
Risk free interest rate	1.4%	1.2%	0.68%	0.68%
Expected life of options (years)	3.69	3.47	4.16	4.16
Weighted average fair value per share of options granted during the period	$4.34	$10.40	$291.83	$6.84

Continuation Options [Member]
Stock Option Activity

The following table reflects stock option activity for the continuation options for the year ended December 31, 2012:

	Weighted Average Remaining Contractual Life in Years	Number of Options on Class L Shares	Class L Weighted Average Exercise Price	Number of Options on Class A Shares	Class A Weighted Average Exercise Price
Outstanding at January 1, 2012	0.9	23,191	$90.00	105,925	$4.93
Exercised		(18,610)	90.00	(85,001)	4.93

Outstanding and Exercisable at December 31, 2012	0.5	4,581	$90.00	20,924	$4.93

Equity Plan [Member]
Stock Option Activity

The table below reflects stock option activity under the Company’s equity plan for the year ended December 31, 2012.

	Weighted Average Remaining Contractual Life in Years	Class L Shares		Class A Shares

		Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Outstanding at January 1, 2012	7.0	-	$-	715,321	$19.76

Exercised		-	-	(1,065)	19.70
Forfeited		-	-	(2,867)	19.70
Cancellations(1)		-	-	(711,389)	19.76
Option exchange(1)		90,630	511.51	413,953	12.00
Granted		32,556	511.51	148,699	12.00
Forfeited or expired		(1,109)	511.51	(5,188)	12.00

Outstanding at December 31, 2012	6.8	122,077	$511.51	557,464	$12.00
Exercisable at December 31, 2012	6.0	40,704	$511.51	185,915	$12.00
Vested and expected to vest at December 31, 2012	6.8	116,834	$511.51	533,641	$12.00

(1)	Represents option exchange consummated on May 2, 2012.